Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2041
Valuation allowance	$ 72,425,000	$ 539,000
Unrecognized tax benefits	0	$ 0
Accrued for interest and penalties	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards (gross)	32,000,000.0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforwards (gross)	2,500,000
Amount of operating loss carryforwards subject to expiration	700,000
Remaining amount of operating loss carryforwards not subject to expiration	1,800,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards (gross)	$ 6,100,000